Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]

Consolidated Balance Sheet

	December 31, 2020
	As Previously Reported	Investigation Adjustments	Other Adjustments		As Restated
Assets
Current assets:
Cash and cash equivalents	$63,232	$—	$—		$63,232
Accounts receivable, net of allowances	12,252	—	—		12,252
Inventories	6,483	—	—		6,483
Prepaid expenses and other current assets	6,881	—	(668)	(b), (e)	6,213

Total current assets	88,848	—	(668)		88,180
Property and equipment, net	282,560	—	—		282,560
Restricted cash	10,461	—	—		10,461
Deposits with supplier	1,084	—	—		1,084
Other assets	7,862	—	—		7,862

Total assets	$390,815	$—	$(668)		$390,147

Liabilities, Redeemable Convertible Preferred Stock, and Stockholders’ Equity (Deficit)
Current liabilities:
Accounts payable	$14,562	$—	$—		$14,562
Accrued expenses and other current liabilities	36,480	4,849	821	(d)	42,150
Accrued compensation	14,665	—	(3,838)	(b)	10,827
Deferred revenue	2,111	—	538	(c)	2,649
Debt, current	247,248	—	—		247,248

Total current liabilities	315,066	4,849	(2,479)		317,436
Debt, non-current	15,430	—	—		15,430
Redeemable convertible preferred stock warrant liability	12,323	—	—		12,323
Other liabilities	36,731	20,113	—		56,844

Total liabilities	379,550	24,962	(2,479)		402,033
Redeemable convertible preferred stock	1,812,678	—	—		1,812,678
Stockholders’ equity (deficit):
Additional paid-in-capital	89,789	—	—		89,789
Accumulated deficit	(1,891,202)	(24,962)	1,811		(1,914,353)

Total stockholders’ equity (deficit)	(1,801,413)	(24,962)	1,811		(1,824,564)

Total liabilities, redeemable convertible preferred stock, and stockholders’ equity (deficit)	$390,815	$—	$(668)		$390,147

Consolidated Statements of Comprehensive Loss

	Fiscal Year Ended December 31, 2020
	As Previously Reported	Investigation Adjustments	Other Adjustments		As Restated
Revenue	32,302	—	624	(c), (e)	32,926
Costs and expenses:
Cost of revenue	123,110	(3,054)	578	(a), (d), (e)	120,634
Research and development	69,491	—	(669)	(a), (e)	68,822
Selling, general, and administrative	77,445	—	(3,487)	(a), (b)	73,958

Total costs and expenses	270,046	(3,054)	(3,578)		263,414

Loss from operations	(237,744)	3,054	4,202		(230,488)
Interest and other income (expense), net
Interest income	499	—	—		499
Interest expense	(26,820)	—	—		(26,820)
Other expense, net	(32)	—	—		(32)
Gain (loss) on fair value change, net	7,155	—	—		7,155

Interest and other income (expense), net	(19,198)	—	—		(19,198)

Loss before benefit (provision) of income taxes	(256,942)	3,054	4,202		(249,686)
Benefit (provision) for income taxes	(40)	—	—		(40)

Net and comprehensive loss	(256,982)	3,054	4,202		(249,726)

Net loss per share, basic and diluted	$(153.14)	$1.82	$2.50		$(148.81)

Weighted-average shares used in calculation of net loss per share, basic and diluted	1,678,098	—	—		1,678,098

	Fiscal Year Ended December 31, 2019
	As Previously Reported	Investigation Adjustments	Other Adjustments		As Restated
Revenue	24,324	—	(369)	(c), (e)	23,955
Costs and expenses:
Cost of revenue	179,675	20,866	3,191	(a), (e)	203,732
Research and development	77,696	—	(2,846)	(a), (b)	74,850
Selling, general, and administrative	72,905	—	625	(a), (b)	73,530
Income from legal settlement	(22,500)	—	—		(22,500)

Total costs and expenses	307,776	20,866	970		329,612

Loss from operations	(283,452)	(20,866)	(1,339)		(305,657)
Interest and other income (expense), net
Interest income	5,591	—	—		5,591
Interest expense	(10,594)	—	—		(10,594)
Other expense, net	(108)	—	—		(108)
Gain (loss) on fair value change, net	1,750	—	—		1,750
Loss on extinguishment of debt	(3,040)	—	—		(3,040)

Interest and other income (expense), net	(6,401)	—	—		(6,401)

Loss before benefit (provision) of income taxes	(289,853)	(20,866)	(1,339)		(312,058)
Benefit (provision) for income taxes	(51)	—	—		(51)

Net and comprehensive loss	(289,904)	(20,866)	(1,339)		(312,109)

Net loss per share, basic and diluted	$(184.53)	$(13.28)	$(0.85)		$(198.66)

Weighted-average shares used in calculation of net loss per share, basic and diluted	1,571,045	—	—		1,571,045

Consolidated Statements of Cash Flows

	Fiscal Year Ended December 31, 2020
	As Previously Reported	Investigation Adjustments	Other Adjustments		As Restated
Cash flows from operating activities:
Net loss	(256,982)	3,054	4,202	(a), (b), (c), (d), (e)	(249,726)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	26,258	—	(1,300)	(a), (e)	24,958
Gain on fair value change, net	(7,155)	—	—		(7,155)
Amortization of debt discount	2,379	—	—		2,379
Stock-based compensation	28,932	—	—		28,932
Changes in operating assets and liabilities:
Accounts receivable	(105)	—	—		(105)
Inventories	566	—	—		566
Prepaid expenses and other current assets	24,044	—	(971)	(b), (e)	23,073
Other assets	(1,361)	—	—		(1,361)
Accounts payable	3,005	—	—		3,005
Deferred revenue	914	—	(370)	(c)	544
Accrued compensation	5,432	—	(1,997)	(b)	3,435
Accrued expenses and other liabilities	8,383	(3,054)	436	(d), (e)	5,765

Net cash used in operating activities	(165,690)	—	—		(165,690)
Non-cash investing and financing activities:
Change in accounts payable balance and other liabilities related to purchase of property and equipment	(9,455)	—	(1,039)	(e)	(10,494)

	Fiscal Year Ended December 31, 2019
	As Previously Reported	Investigation Adjustments	Other Adjustments		As Restated
Cash flows from operating activities:
Net loss	(289,904)	(20,866)	(1,339)	(a), (b), (c), (d), (e)	(312,109)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	24,379	—	860	(a), (e)	25,239
Gain on fair value change, net	(1,750)	—	—		(1,750)
Amortization of debt discount	3,523	—	—		3,523
Loss on extinguishment of debt	3,040	—	—		3,040
Stock-based compensation	29,076	—	—		29,076
Income from legal settlement	(22,500)	—	—		(22,500)
Changes in operating assets and liabilities:
Accounts receivable	(4,811)	—	—		(4,811)
Inventories	(3,243)	—	—		(3,243)
Prepaid expenses and other current assets	(467)	—	(195)	(b), (e)	(662)
Other assets	226	—	—		226
Accounts payable	2,175	—	—		2,175
Deferred revenue	122	—	369	(c)	491
Accrued compensation	(660)	—	305	(b)	(355)
Accrued expenses and other liabilities	26,779	20,866	—		47,645

Net cash used in operating activities	(234,015)	—	—		(234,015)
Non-cash investing and financing activities:
Change in accounts payable balance and other liabilities related to purchase of property and equipment	7,921	—	1,039	(e)	8,960